Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Mutual funds	$5,081,043	$—	$—	$5,081,043
Common stock	158,210	—	—	158,210
Money market deposit account	1,818	—	—	1,818
Collective trust investment, stable value fund	—	450,900	—	450,900
Subtotal	$5,241,071	$450,900	$—	$5,691,971

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Mutual funds	$4,378,890	$—	$—	$4,378,890
Common stock	340,098	—	—	340,098
Money market deposit account	2,471	—	—	2,471
Collective trust investment, stable value fund	—	365,923	—	365,923
Subtotal	$4,721,459	$365,923	$—	$5,087,382